Retirement-Related Benefits	12 Months Ended
Dec. 31, 2022
Retirement-Related Benefits
Retirement-Related Benefits

NOTE V. RETIREMENT-RELATED BENEFITS

Description of Plans

IBM sponsors the following retirement-related plans/benefits:

Plan		Eligibility	Funding	Benefit Calculation	Other
U.S. Defined Benefit (DB) Pension Plans	Qualified Personal Pension Plan (Qualified PPP)	U.S. regular, full-time and part-time employees hired prior to January 1, 2005	Company contributes to irrevocable trust fund, held for sole benefit of participants and beneficiaries

Vary based on the participant:

Five-year, final pay formula based on salary, years of service, mortality and other participant-specific factors

Cash balance formula based on percentage of employees’ annual salary, as well as an interest crediting rate

Benefit accruals ceased December 31, 2007. Certain defined benefit pension obligations and related plan assets were transferred in 2022, as described below
	Excess Personal Pension Plan (Excess PPP)		Unfunded, provides benefits in excess of IRS limitations for qualified plans
	Supplemental Executive Retention Plan (Retention Plan)	Eligible U.S. executives	Unfunded	Based on average earnings, years of service and age at termination of employment
U.S. Defined Contribution (DC) Plans*	401(k) Plus	U.S. regular, full-time and part-time employees	All contributions are made in cash and invested in accordance with participants’ investment elections	Dollar-for-dollar match, generally 5 or 6 percent of eligible compensation and automatic matching of 1, 2 or 4 percent of eligible compensation, depending on date of hire	Employees generally receive contributions after one year of service
	Excess 401(k) Plus	U.S. employees whose eligible compensation is expected to exceed IRS compensation limit for qualified plans

Unfunded, non-qualified amounts deferred are record-keeping (notional) accounts and are not held in trust for the participants, but may be invested in accordance with participants’ investment elections (under the 401(k) Plus Plan options)

Company match and automatic contributions (at the same rate under 401(k) Plus Plan) on eligible compensation deferred and on compensation earned in excess of the IRC pay limit. The percentage varies depending on eligibility and years of service

Employees generally receive contributions after one year of service. Amounts deferred into the Plan, including company contributions, are recorded as liabilities
U.S. Nonpension Postretirement Benefit Plan	Nonpension Postretirement Plan	Medical and dental benefits for eligible U.S. retirees and eligible dependents, as well as life insurance for eligible U.S. retirees	Company contributes to irrevocable trust fund, held for the sole benefit of participants and beneficiaries	Varies based on plan design formulas and eligibility requirements	Since January 1, 2004, new hires are not eligible for these benefits
Non-U.S. Plans	DB or DC	Eligible regular employees in certain non-U.S. subsidiaries or branches	Company deposits funds under various fiduciary-type arrangements, purchases annuities under group contracts or provides reserves for these plans	Based either on years of service and the employee’s compensation (generally during a fixed number of years immediately before retirement) or on annual credits	In certain countries, benefit accruals have ceased and/or have been closed to new hires as of various dates
	Nonpension Postretirement Plan	Medical and dental benefits for eligible non-U.S. retirees and eligible dependents, as well as life insurance for certain eligible non-U.S. retirees	Primarily unfunded except for a few select countries where the company contributes to irrevocable trust funds held for the sole benefit of participants and beneficiaries	Varies based on plan design formulas and eligibility requirements by country	Most non-U.S. retirees are covered by local government sponsored and administered programs
*

Matching and automatic contributions are made once at the end of the year for employees that are employed as of December 15 of the plan year. Contributions may be made for certain types of separations that occur prior to December 15. Beginning in 2023, matching and automatic contributions are made each pay period instead of annually.

Plan Financial Information

Summary of Financial Information

The following table presents a summary of the total retirement-related benefits net periodic (income)/cost recorded in the Consolidated Income Statement.

($ in millions)
	U.S. Plans				Non-U.S. Plans			Total
For the year ended December 31:	2022		2021	2020	2022	2021	2020	2022	2021	2020
Defined benefit pension plans	$5,849	*	$303	$167	$836	$1,119	$1,057	$6,685	$1,422	$1,224
Retention Plan	8		16	11	—	—	—	8	16	11
Total defined benefit pension plans (income)/cost	$5,857	*	$319	$178	$836	$1,119	$1,057	$6,693	$1,438	$1,235
IBM 401(k) Plus Plan and non-U.S. plans	$530		$561	$585	$369	$409	$403	$899	$971	$988
Excess 401(k)	25		21	27	—	—	—	25	21	27
Total defined contribution plans cost	$555		$582	$612	$369	$409	$403	$924	$992	$1,015
Nonpension postretirement benefit plans cost	$85		$127	$145	$30	$44	$57	$115	$172	$202
Total retirement-related benefits net periodic cost	$6,497	*	$1,029	$934	$1,235	$1,573	$1,517	$7,732	$2,601	$2,451

*	Includes the impact of a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion related to the Qualified PPP, as described below.

The following table presents a summary of the total PBO for defined benefit pension plans, APBO for nonpension postretirement benefit plans, fair value of plan assets and the associated funded status recorded in the Consolidated Balance Sheet.

($ in millions)
	Benefit Obligations			Fair Value of Plan Assets			Funded Status*
At December 31:	2022		2021	2022		2021	2022	2021
U.S. Plans
Overfunded plans
Qualified PPP	$20,091	**	$46,458	$25,094	**	$51,852	$5,002	$5,395
Underfunded plans
Excess PPP	$1,173		$1,441	$—		$—	$(1,173)	$(1,441)
Retention Plan	228		283	—		—	(228)	(283)
Nonpension postretirement benefit plan	2,369		3,404	10		8	(2,359)	(3,395)
Total underfunded U.S. plans	$3,771		$5,128	$10		$8	$(3,761)	$(5,119)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans+	$15,443		$21,617	$18,677		$26,071	$3,234	$4,454
Nonpension postretirement benefit plans	7		—	7		—	0	—
Total overfunded non-U.S. plans	$15,450		$21,617	$18,684		$26,071	$3,234	$4,454
Underfunded plans
Qualified defined benefit pension plans+	$11,361		$17,360	$9,694		$13,908	$(1,667)	$(3,452)
Nonqualified defined benefit pension plans+	4,457		6,120	—		—	(4,457)	(6,120)
Nonpension postretirement benefit plans	524		638	22		31	(502)	(607)
Total underfunded non-U.S. plans	$16,342		$24,118	$9,716		$13,939	$(6,626)	$(10,179)
Total overfunded plans	$35,541		$68,075	$43,778		$77,924	$8,236	$9,850
Total underfunded plans	$20,113		$29,246	$9,726		$13,947	$(10,387)	$(15,300)

*

Funded status is recognized in the Consolidated Balance Statement as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

**	Year-to-year reduction includes the transfer of $16 billion of pension benefit obligations and assets to the Insurers as discussed below.

+ Non-U.S. qualified plans represent plans funded outside of the U.S. Non-U.S. nonqualified plans are unfunded.

At December 31, 2022, the company’s qualified defined benefit pension plans worldwide were 114 percent funded compared to the benefit obligations, with the U.S. Qualified PPP 125 percent funded. Overall, including nonqualified plans, the company’s defined benefit pension plans worldwide were 101 percent funded.

Defined Benefit Pension and Nonpension Postretirement Benefit Plan Financial Information

The following tables through page 112 represent financial information for the company’s retirement-related benefit plans, excluding defined contribution plans. The defined benefit pension plans under U.S. Plans consist of the Qualified PPP, the Excess PPP and the Retention Plan. The defined benefit pension plans and the nonpension postretirement benefit plans under non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries. The nonpension postretirement benefit plan under U.S. Plan consists of only the U.S. Nonpension Postretirement Benefit Plan.

The following tables present the components of net periodic (income)/cost of the retirement-related benefit plans recognized in the Consolidated Income Statement, excluding defined contribution plans.

($ in millions)
	Defined Benefit Pension Plans
	U.S. Plans				Non-U.S. Plans
For the year ended December 31:	2022		2021	2020	2022	2021	2020
Service cost	$—		$—	$—	$237	$300	$328
Interest cost*	1,129		1,109	1,501	493	424	541
Expected return on plan assets*	(1,729)		(1,802)	(2,169)	(1,016)	(1,115)	(1,229)
Amortization of transition assets*	—		—	—	—	—	—
Amortization of prior service costs/(credits)*	8		16	16	14	(12)	(9)
Recognized actuarial losses*	527		996	829	1,031	1,392	1,336
Curtailments and settlements*	5,923	**	—	—	47	94	49
Multi-employer plans	—		—	—	15	17	23
Other costs/(credits)	—		—	—	15	18	18
Total net periodic (income)/cost	$5,857	*	$319	$178	$836	$1,119	$1,057

($ in millions)
	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2022	2021	2020	2022	2021	2020
Service cost	$5	$7	$9	$3	$4	$4
Interest cost*	85	65	103	24	27	35
Expected return on plan assets*	—	—	—	(2)	(3)	(4)
Amortization of transition assets*	—	—	—	—	—	—
Amortization of prior service costs/(credits)*	(10)	4	4	0	0	0
Recognized actuarial losses*	5	52	29	4	15	21
Curtailments and settlements*	—	—	—	0	0	0
Other costs/(credits)	—	—	—	0	0	0
Total net periodic cost	$85	$127	$145	$30	$44	$57

*	These components of net periodic pension costs are included in other (income) and expense in the Consolidated Income Statement.
**	Includes the impact of a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion related to the Qualified PPP, as described below.

IBM U.S. Pension and Nonpension Postretirement Plan Changes

Over the past several years, the company has taken actions to reduce the risk profile of its worldwide retirement-related plans, while at the same time increasing the funded status of the plans. As described in note A, “Significant Accounting Policies,” in September 2022, the Qualified PPP irrevocably transferred to the Insurers approximately $16 billion of the Qualified PPP’s defined benefit pension obligations and related plan assets, thereby reducing the company’s pension obligations and assets by the same amount. This transaction further de-risks the company’s retirement-related plans by eliminating the potential for the company to make future cash contributions to fund this portion of pension obligations being transferred to the Insurers.

Upon issuance of the group annuity contracts, the Qualified PPP’s benefit obligations and administration for approximately 100,000 of the company’s retirees and beneficiaries (the Transferred Participants) were transferred to the Insurers. Under the group annuity contracts, each Insurer has made an irrevocable commitment, and will be solely responsible, to pay 50 percent of the pension benefits of each Transferred Participant that are due on and after January 1, 2023. The transaction resulted in no changes to the benefits to be received by the Transferred Participants. The company recognized a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion ($4.4 billion net of tax) in the third quarter of 2022 primarily related to the accelerated recognition of actuarial losses included within AOCI in the Consolidated Statement of Equity.

In September 2022, the company amended its U.S. Nonpension Postretirement Plan to transition coverage for Medicare-eligible participants to a new IBM-sponsored group Medicare Advantage program administered by UnitedHealthcare, starting January 1, 2023. The changes are intended to provide an enhanced member experience, better value and more comprehensive benefits to IBM participants. This change resulted in a decrease in nonpension postretirement benefit obligations and a corresponding decrease in AOCI.

The following table presents the changes in benefit obligations and plan assets of the company’s retirement-related benefit plans, excluding DC plans.

($ in millions)
	Defined Benefit Pension Plans					Nonpension Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2022		2021	2022	2021	2022	2021	2022	2021
Change in benefit obligation
Benefit obligation at January 1	$48,182		$52,237	$45,097	$50,447	$3,404	$3,791	$638	$756
Service cost	—		—	237	300	5	7	3	4
Interest cost	1,129		1,109	493	424	85	65	24	27
Plan participants' contributions	—		—	14	19	43	50	—	—
Acquisitions/divestitures, net	—		—	(45)	(70)	—	—	—	6
Actuarial losses/(gains)	(7,849)		(1,582)	(8,819)	(876)	(780)	(141)	(87)	(78)
Benefits paid from trust*	(3,133)		(3,181)	(1,572)	(1,736)	(385)	(369)	(6)	(6)
Direct benefit payments	(123)		(125)	(418)	(516)	(2)	(1)	(32)	(28)
Foreign exchange impact	—		—	(3,463)	(2,548)	—	—	(10)	(42)
Amendments/curtailments/ settlements/other*	(16,712)	**	(276)	(262)	(347)	0	3	(1)	(1)
Benefit obligation at December 31	$21,493		$48,182	$31,261	$45,097	$2,369	$3,404	$531	$638
Change in plan assets
Fair value of plan assets at January 1	$51,852		$54,386	$39,979	$42,308	$8	$15	$31	$40
Actual return on plan assets	(6,914)		924	(6,737)	1,686	—	—	3	(14)
Employer contributions	—		—	103	86	344	313	—	6
Acquisitions/divestitures, net	—		—	(20)	(87)	—	—	—	—
Plan participants' contributions	—		—	14	19	43	50	—	—
Benefits paid from trust*	(3,133)		(3,181)	(1,572)	(1,736)	(385)	(369)	(6)	(6)
Foreign exchange impact	—		—	(3,154)	(1,939)	—	—	2	6
Amendments/curtailments/ settlements/other*	(16,712)	**	(276)	(243)	(358)	0	0	0	0
Fair value of plan assets at December 31	$25,094		$51,852	$28,371	$39,979	$10	$8	$29	$31
Funded status at December 31	$3,600		$3,671	$(2,891)	$(5,118)	$(2,359)	$(3,395)	$(501)	$(607)
Accumulated benefit obligation+	$21,493		$48,182	$30,961	$44,628	N/A	N/A	N/A	N/A

*	Prior period amounts for defined benefit pension plans have been recast to conform to 2022 presentation.

** Primarily represents the transfer of Qualified PPP pension obligations and related plan assets to the Insurers pursuant to group annuity contracts.

+	Represents the benefit obligation assuming no future participant compensation increases.

N/A–Not applicable

The following table presents the net funded status recognized in the Consolidated Balance Sheet.

($ in millions)
	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2022	2021	2022	2021	2022	2021	2022	2021
Prepaid pension assets	$5,002	$5,395	$3,234	$4,455	$0	$0	$0	$0
Current liabilities—compensation and benefits	(121)	(123)	(347)	(359)	(307)	(364)	(16)	(19)
Noncurrent liabilities—retirement and nonpension postretirement benefit obligations	(1,281)	(1,601)	(5,777)	(9,215)	(2,052)	(3,031)	(486)	(588)
Funded status—net	$3,600	$3,671	$(2,891)	$(5,118)	$(2,359)	$(3,395)	$(501)	$(607)

The following table presents the pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in OCI and the changes in the pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in AOCI for the retirement-related benefit plans.

($ in millions)
	Defined Benefit Pension Plans					Nonpension Postretirement Benefit Plans
	U.S. Plans			Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2022		2021	2022	2021	2022	2021	2022	2021
Net loss at January 1	$14,273		$15,972	$13,412	$16,310	$464	$656	$183	$263
Current period loss/(gain)	794		(704)	(1,115)	(1,411)	(365)	(141)	(93)	(65)
Curtailments and settlements	(5,923)	*	—	(47)	(94)	—	—	0	0
Amortization of net loss included in net periodic (income)/cost	(527)		(996)	(1,031)	(1,392)	(5)	(52)	(4)	(15)
Net loss at December 31	$8,617		$14,273	$11,219	$13,412	$94	$464	$86	$183
Prior service costs/(credits) at January 1	$8		$24	$397	$325	$26	$30	$(4)	$(4)
Current period prior service costs/(credits)	—		—	(53)	60	(415)	—	5	0
Curtailments, settlements and other	—		—	—	—	—	—	—	—
Amortization of prior service (costs)/credits included in net periodic (income)/cost	(8)		(16)	(14)	12	10	(4)	0	0
Prior service costs/(credits) at December 31	$0		$8	$330	$397	$(379)	$26	$0	$(4)
Transition (assets)/liabilities at January 1	$—		$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/(liabilities) included in net periodic (income)/cost	—		—	—	—	—	—	—	0
Transition (assets)/liabilities at December 31	$—		$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated other comprehensive income/(loss)**	$8,617		$14,281	$11,549	$13,809	$(285)	$490	$86	$179

*  Includes the impact of a one-time, non-cash, pre-tax pension settlement charge of $5.9 billion related to the Qualified PPP, as described above.

** Refer to note S, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Assumptions Used to Determine Plan Financial Information

Underlying both the measurement of benefit obligations and net periodic (income)/cost are actuarial valuations. These valuations use participant-specific information such as salary, age and years of service, as well as certain assumptions, the most significant of which include estimates of discount rates, expected return on plan assets, rate of compensation increases, interest crediting rates and mortality rates. The company evaluates these assumptions, at a minimum, annually, and makes changes as necessary.

The following tables present the assumptions used to measure the net periodic (income)/cost and the year-end benefit obligations for retirement-related benefit plans.

	Defined Benefit Pension Plans
	U.S. Plans				Non-U.S. Plans
	2022		2021	2020	2022	2021	2020
Weighted-average assumptions used to measure net periodic (income)/cost for the year ended December 31
Discount rate	3.30	%*	2.20%	3.10%	1.26%	0.87%	1.20%
Expected long-term returns on plan assets	4.33	%*	3.75%	4.50%	2.97%	2.85%	3.36%
Rate of compensation increase	N/A		N/A	N/A	3.02%	2.59%	2.32%
Interest crediting rate	2.07	%*	1.10%	2.70%	0.26%	0.26%	0.28%
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	5.30%		2.60%	2.20%	3.80%	1.26%	0.87%
Rate of compensation increase	N/A		N/A	N/A	4.00%	3.02%	2.59%
Interest crediting rate	4.40%		1.10%	1.10%	0.34%	0.26%	0.26%

*

The Qualified PPP discount rate, expected long-term return on plan assets and interest crediting rate of 2.60 percent, 4.00 percent and 1.10 percent, respectively, for the period January 1, 2022 through August 31, 2022, changed to 4.70 percent, 5.00 percent and 4.00 percent, respectively, for the period September 1, 2022 through December 31, 2022 due to remeasurement of the plan as a result of the changes described on page 110.

N/A–Not applicable

	Nonpension Postretirement Benefit Plans
	U.S. Plan				Non-U.S. Plans
	2022		2021	2020	2022	2021	2020
Weighted-average assumptions used to measure net periodic cost for the year ended December 31
Discount rate	3.05	%*	1.80%	2.80%	5.35%	4.55%	5.08%
Expected long-term returns on plan assets	N/A		N/A	N/A	6.64%	6.62%	7.73%
Interest crediting rate	2.16	%*	1.10%	2.70%	N/A	N/A	N/A
Weighted-average assumptions used to measure benefit obligations at December 31
Discount rate	5.30%		2.30%	1.80%	7.25%	5.35%	4.55%
Interest crediting rate	4.40%		1.10%	1.10%	N/A	N/A	N/A

*

The U.S. Nonpension Postretirement Plan discount rate and interest crediting rate of 2.30 percent and 1.10 percent, respectively, for the period January 1, 2022 through July 31, 2022, changed to 4.10 percent and 3.65 percent, respectively, for the period August 1, 2022 through December 31, 2022 due to remeasurement of the plan as a result of the changes described on page 110.

N/A–Not applicable

Item	Description of Assumptions
Discount Rate

Changes in discount rate assumptions impact net periodic (income)/cost and the PBO.

For the U.S. and certain non-U.S. countries, a portfolio of high-quality corporate bonds is used to construct a yield curve. Cash flows from the company’s expected benefit obligation payments are matched to the yield curve to derive the discount rates.

In other non-U.S. countries where the markets for high-quality long-term bonds are not as well developed, a portfolio of long-term government bonds is used as a base, and a credit spread is added to simulate corporate bond yields at these maturities in the jurisdiction of each plan. This is the benchmark for developing the respective discount rates.

Expected Long-Term Returns on Plan Assets

Represents the expected long-term returns on plan assets based on the calculated market-related value of plan assets and considers long-term expectations for future returns and the investment policies and strategies discussed on pages 114 to 115. These rates of return are developed and tested for reasonableness against historical returns by the company.

The use of expected returns may result in pension income that is greater or less than the actual return of those plan assets in a given year. Over time, however, the expected long-term returns are designed to approximate the actual long-term returns, and therefore result in a pattern of income or loss recognition that more closely matches the pattern of the services provided by the employees.

The difference between actual and expected returns is recognized as a component of net loss or gain in AOCI, which is amortized as a component of net periodic (income)/cost over the service lives or life expectancy of the plan participants, depending on the plan, provided such amounts exceed certain thresholds provided by accounting standards. The market-related value of plan assets recognizes changes in the fair value of plan assets systematically over a five-year period in the expected return on plan assets line in net periodic (income)/cost.

The projected long-term rate of return on plan assets for 2023 is 5.50 percent for U.S. and 4.44 percent for non-U.S. DB Plans.

Rate of Compensation Increases and Mortality Assumptions

Compensation rate increases are determined based on the company’s long-term plans for such increases.

These rate increases are not applicable to the U.S. DB pension plans as benefit accruals ceased December 31, 2007.

Mortality assumptions are based on life expectancy and death rates for different types of participants and are periodically updated based on actual experience.

Interest Crediting Rate

Benefits for certain participants in the PPP are calculated using a cash balance formula. An assumption underlying this formula is an interest crediting rate, which impacts both net periodic (income)/cost and the PBO. This provides the basis for projecting the expected interest rate that plan participants will earn on the benefits that they are expected to receive in the following year and is based on the average from August to October of the one-year U.S. Treasury Constant Maturity yield plus one percent.

Healthcare Cost Trend Rate

For nonpension postretirement benefit plans, the company determines healthcare cost trend rates based on medical cost inflation expectations in each market and IBM’s plan characteristics. The healthcare cost trend rate is an important consideration when setting future expectations for plan costs or benefit obligations, taking into account the terms of the plan which limit the company’s future obligations to the participants.

The company’s U.S. healthcare cost trend rate assumption for 2023 is 5.40 percent and is expected to decrease to 4.15 percent over approximately 14 years.

Plan Assets

Retirement-related benefit plan assets are recognized and measured at fair value. Because of the inherent uncertainty of valuations, these fair value measurements may not necessarily reflect the amounts the company could realize in current market transactions.

Investment Policies and Strategies

The investment objectives of the Qualified PPP portfolio are designed to generate returns that will enable the plan to meet its future obligations. The precise amount for which these obligations will be settled depends on future events, including the retirement dates and life expectancy of the plans’ participants. The obligations are estimated using actuarial assumptions, based on the current economic environment and other pertinent factors described above. The Qualified PPP portfolio’s investment strategy balances the requirement to generate returns, using potentially higher yielding assets such as equity securities, with the need to control risk in the portfolio with less volatile assets, such as fixed-income securities. Risks include, among others, inflation, volatility in equity values and changes in interest rates that could cause the plan to become underfunded, thereby increasing its dependence on contributions from the company. To mitigate any potential concentration risk, careful consideration is given to balancing the portfolio among industry sectors, companies and geographies, taking into account interest rate sensitivity, dependence on economic growth, currency and other factors that affect investment returns. There were no significant changes to investment strategy made in 2022 and none are planned for 2023. The Qualified PPP portfolio’s target allocation is 8 percent equity securities, 83 percent fixed-income securities, 4 percent real estate and 5 percent other investments.

The assets are managed by professional investment firms and investment professionals who are employees of the company. They are bound by investment mandates determined by the company’s management and are measured against specific benchmarks. Among these managers, consideration is given, but not limited to, balancing security concentration, issuer concentration, investment style and reliance on particular active and passive investment strategies.

Market liquidity risks are tightly controlled, with $3,159 million of the Qualified PPP portfolio as of December 31, 2022 invested in private market assets consisting of private equities and private real estate investments, which are less liquid than publicly traded securities. In addition, the Qualified PPP portfolio had $1,137 million in commitments for future investments in private markets to be made over a number of years. These commitments are expected to be funded from plan assets.

Derivatives are used as an effective means to achieve investment objectives and/or as a component of the plan’s risk management strategy. The primary reasons for the use of derivatives are fixed income management, including duration, interest rate management and credit exposure, cash equitization and to manage currency strategies.

Outside the U.S., the investment objectives are similar to those described previously, subject to local regulations. The weighted-average target allocation for the non-U.S. plans is 17 percent equity securities, 62 percent fixed-income securities, 3 percent real estate, 13 percent insurance contracts and 5 percent other investments, which is consistent with the allocation decisions made by the company’s management. In some countries, a higher percentage allocation to fixed income is required to manage solvency and funding risks. In others, the responsibility for managing the investments typically lies with a board that may include up to 50 percent of members elected by employees and retirees. This can result in slight differences compared with the strategies previously described. The percentage of non-U.S. plans investment in assets that are less liquid is consistent with the U.S. plan. The use of derivatives is also consistent with the U.S. plan and mainly for currency hedging, interest rate risk management, credit exposure and alternative investment strategies.

The company’s nonpension postretirement benefit plans are underfunded or unfunded. For some plans, the company maintains a nominal, highly liquid trust fund balance to ensure timely benefit payments.

Defined Benefit Pension Plan Assets

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2022. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$518	$—	$—	$518	$247	$—	$—	$247
Equity mutual funds (2)	114	—	—	114	0	—	—	0
Fixed income
Government and related (3)	—	9,074	—	9,074	—	6,837	—	6,837
Corporate bonds (4)	—	6,885	721	7,606	—	2,546	—	2,546
Mortgage and asset-backed securities	—	238	—	238	—	2	—	2
Fixed income mutual funds (5)	234	—	—	234	—	—	9	9
Insurance contracts (6)	—	—	—	—	—	3,654	—	3,654
Cash and short-term investments (7)	72	570	—	643	286	263	—	549
Private equity	—	—	421	421	—	—	—	—
Real estate	—	8	—	8	—	—	145	145
Derivatives (8)	—	—	—	—	32	262	—	294
Other mutual funds(9)	—	—	—	—	25	—	—	25
Subtotal	937	16,776	1,142	18,855	590	13,563	155	14,308
Investments measured at net asset value using the NAV practical expedient (10)	—	—	—	6,242	—	—	—	14,141
Other (11)	—	—	—	(4)	—	—	—	(78)
Fair value of plan assets	$937	$16,776	$1,142	$25,094	$590	$13,563	$155	$28,371

(1)	Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $1 million. Non-U.S. Plans include IBM common stock of $2 million.
(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)	The U.S. Plans include IBM corporate bonds of $6 million. Non-U.S. Plans include IBM corporate bonds of $3 million.
(5)	Invests predominantly in fixed-income securities.
(6)	Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)	Includes cash, cash equivalents and short-term marketable securities.
(8)	Includes interest-rate derivatives, forwards, exchange-traded and other over-the-counter derivatives.

(9) Invests in both equity and fixed-income securities.

(10) Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(11) Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The U.S. nonpension postretirement benefit plan assets of $10 million were invested primarily in cash equivalents, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $29 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2021. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)
	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities (1)	$2,023	$0	$—	$2,023	$485	$—	$—	$485
Equity mutual funds (2)	133	—	—	133	0	—	—	0
Fixed income
Government and related (3)	—	21,751	—	21,751	—	9,900	—	9,900
Corporate bonds (4)	—	16,246	598	16,844	—	3,842	—	3,842
Mortgage and asset-backed securities	—	660	—	660	—	3	—	3
Fixed income mutual funds (5)	281	—	—	281	—	—	—	—
Insurance contracts (6)	—	—	—	—	—	5,662	—	5,662
Cash and short-term investments (7)	104	1,269	—	1,373	324	403	—	728
Real estate	—	—	—	—	—	—	174	174
Derivatives (8)	3	3	—	5	61	489	—	550
Other mutual funds (9)	—	—	—	—	30	—	—	30
Subtotal	2,543	39,930	598	43,070	900	20,300	174	21,374
Investments measured at net asset value using the NAV practical expedient (10)	—	—	—	9,078	—	—	—	18,652
Other (11)	—	—	—	(296)	—	—	—	(47)
Fair value of plan assets	$2,543	$39,930	$598	$51,852	$900	$20,300	$174	$39,979

(1)	Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $2 million. Non-U.S. Plans include IBM common stock of $2 million.
(2)	Invests in predominantly equity securities.
(3)	Includes debt issued by national, state and local governments and agencies.
(4)	The U.S. Plans include IBM corporate bonds of $19 million. Non-U.S. Plans include IBM corporate bonds of $4 million.
(5)	Invests in predominantly fixed-income securities.
(6)	Primarily represents insurance policy contracts (Buy-In) in certain non-U.S. plans.
(7)	Includes cash, cash equivalents and short-term marketable securities.
(8)	Includes interest-rate derivatives, forwards, exchange-traded and other over-the-counter derivatives.
(9)	Invests in both equity and fixed-income securities.

(10)Investments measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient, including commingled funds, hedge funds, private equity and real estate partnerships.

(11)Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The U.S. nonpension postretirement benefit plan assets of $8 million were invested in cash equivalents, categorized as Level 1 in the fair value hierarchy. The non-U.S. nonpension postretirement benefit plan assets of $31 million, primarily in Brazil, and, to a lesser extent, in Mexico and South Africa, were invested primarily in government and related fixed-income securities and corporate bonds, categorized as Level 2 in the fair value hierarchy.

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2022 and 2021 for the U.S. Plan.

($ in millions)
	Corporate Bonds	Private Equity	Total
Balance at January 1, 2022	$598	$—	$598
Return on assets held at end of year	(114)	—	(114)
Return on assets sold during the year	(2)	—	(2)
Purchases, sales and settlements, net	206	—	206
Transfers, net	33	421	454
Balance at December 31, 2022	$721	$421	$1,142

($ in millions)
Corporate Bonds
Balance at January 1, 2021	$542
Return on assets held at end of year	(15)
Return on assets sold during the year	1
Purchases, sales and settlements, net	63
Transfers, net	6
Balance at December 31, 2021	$598

The following tables present the reconciliation of the beginning and ending balances of Level 3 assets for the years ended December 31, 2022 and 2021 for the non-U.S. Plans.

($ in millions)
	Government	Private
	and Related	Real Estate	Total
Balance at January 1, 2022	$—	$174	$174
Return on assets held at end of year	0	6	6
Return on assets sold during the year	—	(1)	(1)
Purchases, sales and settlements, net	10	(16)	(7)
Transfers, net	—	0	0
Foreign exchange impact	0	(18)	(19)
Balance at December 31, 2022	$9	$145	$155

($ in millions)
	Government	Private
	and Related	Real Estate	Total
Balance at January 1, 2021	$2	$298	$300
Return on assets held at end of year	0	(43)	(43)
Return on assets sold during the year	0	58	58
Purchases, sales and settlements, net	(2)	(138)	(140)
Transfers, net	—	—	—
Foreign exchange impact	0	(1)	(1)
Balance at December 31, 2021	$—	$174	$174

Valuation Techniques

The following is a description of the valuation techniques used to measure plan assets at fair value. There were no changes in valuation techniques during 2022 and 2021.

Equity securities are valued at the closing price reported on the stock exchange on which the individual securities are traded. IBM common stock is valued at the closing price reported on the New York Stock Exchange. Mutual funds are typically valued based on quoted market prices. These assets are generally classified as Level 1.

The fair value of fixed-income securities is typically estimated using pricing models, quoted prices of securities with similar characteristics or discounted cash flows and are generally classified as Level 2. If available, they are valued using the closing price reported on the major market on which the individual securities are traded.

Cash includes money market accounts that are valued at their cost plus interest on a daily basis, which approximates fair value. Short-term investments represent securities with original maturities of one year or less. These assets are classified as Level 1 or Level 2.

Real estate valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity and the long-term nature of such assets. These assets are initially valued at cost and are reviewed periodically utilizing available and relevant market data, including appraisals, to determine if the carrying value of these assets should be adjusted. These assets are classified as Level 3.

Exchange-traded derivatives are valued at the closing price reported on the exchange on which the individual securities are traded, while forward contracts are valued using a mid-close price. Over-the-counter derivatives are typically valued using pricing models. The models require a variety of inputs, including, for example, yield curves, credit curves, measures of volatility and foreign exchange rates. These assets are classified as Level 1 or Level 2 depending on availability of quoted market prices.

Certain investments are measured at fair value using the net asset value (NAV) per share (or its equivalent) as a practical expedient. These investments, which include commingled funds, hedge funds, private equity and real estate partnerships, are typically valued using the NAV provided by the administrator of the fund and reviewed by the company. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding.

Contributions and Direct Benefit Payments

It is the company’s general practice to fund amounts for pensions sufficient to meet the minimum requirements set forth in applicable employee benefits laws and local tax laws. From time to time, the company contributes additional amounts as it deems appropriate.

The following table presents the contributions made to the non-U.S. DB plans, nonpension postretirement benefit plans, multi-employer plans, DC plans and direct benefit payments for 2022 and 2021. The cash contributions to the multi-employer plans represent the annual cost included in the net periodic (income)/cost recognized in the Consolidated Income Statement. The company’s participation in multi-employer plans has no material impact on the company’s financial statements.

($ in millions)
For the years ended December 31:	2022	2021
Non-U.S. DB plans	$103	$86
Nonpension postretirement benefit plans	344	319
Multi-employer plans	15	17
DC plans	924	992
Direct benefit payments	576	671
Total	$1,962	$2,085

In 2022 and 2021, $349 million and $416 million, respectively, of contributions to the non-U.S. DB plans and nonpension postretirement benefit plans were made in U.S. Treasury securities. Additionally, in 2022 and 2021, contributions of $557 million and $424 million, respectively, were made to the Active Medical Trust in U.S. Treasury securities. Contributions made with U.S. Treasury securities are considered a non-cash transaction.

Defined Benefit Pension Plans

In 2023, the company is not legally required to make any contributions to the U.S. defined benefit pension plans. However, depending on market conditions, or other factors, the company may elect to make discretionary contributions to the Qualified PPP during the year.

In 2023, the company estimates contributions to its non-U.S. defined benefit and multi-employer plans to be approximately $200 million, the largest of which will be contributed to defined benefit pension plans in India and Spain. This amount generally represents legally mandated minimum contributions.

Financial market performance in 2023 could increase the legally mandated minimum contribution in certain countries which require monthly or daily remeasurement of the funded status. The company could also elect to contribute more than the legally mandated amount based on market conditions or other factors.

Expected Benefit Payments

Defined Benefit Pension Plan Expected Payments

The following table presents the total expected benefit payments to defined benefit pension plan participants subsequent to the transfer of Qualified PPP’s defined benefit pension obligations and related plan assets, as described above. These payments have been estimated based on the same assumptions used to measure the plans’ PBO at December 31, 2022 and include benefits attributable to estimated future compensation increases, where applicable.

($ in millions)
	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2023	$1,757	$124	$1,893	$342	$4,115
2024	1,791	123	1,869	323	4,106
2025	1,813	121	1,879	324	4,137
2026	1,765	119	1,866	328	4,077
2027	1,712	116	1,846	321	3,996
2028-2032	7,792	538	8,876	1,548	18,754

The 2023 expected benefit payments to defined benefit pension plan participants not covered by the respective plan assets (underfunded plans) represent a component of compensation and benefits, within current liabilities, in the Consolidated Balance Sheet.

Nonpension Postretirement Benefit Plan Expected Payments

The following table presents the total expected benefit payments to nonpension postretirement benefit plan participants. These payments have been estimated based on the same assumptions used to measure the plans’ APBO at December 31, 2022.

($ in millions)
		Qualified	Nonqualified	Total Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2023	$326	$17	$23	$367
2024	253	18	23	294
2025	238	19	23	280
2026	229	20	22	272
2027	220	21	22	263
2028-2032	1,043	122	106	1,271

The 2023 expected benefit payments to nonpension postretirement benefit plan participants not covered by the respective plan assets represent a component of compensation and benefits, within current liabilities, in the Consolidated Balance Sheet.

Other Plan Information

The following table presents information for defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets. For a more detailed presentation of the funded status of the company’s defined benefit pension plans, see the table on page 111.

($ in millions)
	2022		2021
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$17,220	$9,694	$25,204	$13,908
Plans with ABO in excess of plan assets	16,979	9,694	24,853	13,908
Plans with plan assets in excess of PBO	35,534	43,770	68,075	77,924

The following table presents information for the nonpension postretirement benefit plan with APBO in excess of plan assets. For a more detailed presentation of the funded status of the company’s nonpension postretirement benefit plans, see the table on page 111.

($ in millions)
	2022		2021
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with APBO in excess of plan assets	$2,893	$32	$4,042	$40
Plans with plan assets in excess of APBO	7	7	—	—